Net interest income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
3. Net interest income
Costs to originate credit card balances	£ 697	£ 596	£ 497
Interest income on impaired financial assets accrued	48	53	£ 48
Interest expense on lease liabilities	£ 76	£ 793